                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

                      Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                  10020
   (Address of principal executive offices)                    (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                   COUPON                  MATURITY
THOUSANDS                                                                    RATE                     DATE                 VALUE
---------                                                                -------------              --------           -------------

             GOVERNMENT & CORPORATE BONDS (97.8%)
             FOREIGN (25.1%)
             ARGENTINA (0.6%)
             Government Obligations
ARS   7,359  Republic of Argentina                                            0.00   **%            12/15/35              $143,134
$     2,480  Republic of Argentina+++++                                       5.83                  12/31/33             1,009,980
        261  Republic of Argentina  (i)                                       0.00   **             12/15/35                18,309
         96  Republic of Argentina  (d)(i)+++++                               8.28                  12/31/33                85,316
        800  Republic of Argentina  (c)                                      13.969                 04/10/49               316,000
                                                                                                                       -------------
             TOTAL ARGENTINA                                                                                             1,572,739
                                                                                                                       -------------
             AUSTRALIA (0.2%)
             Other Metals/Minerals (0.0%)
        495  Murrin Murrin Holdings Property Ltd. (c) (i)                     9.375                 08/31/07                     0
                                                                                                                       -------------
             Property - Casualty Insurers (0.2%)
        430  Mantis Reef Ltd. - 144A*                                         4.692                 11/14/08               421,781
                                                                                                                       -------------
             TOTAL AUSTRALIA                                                                                               421,781
                                                                                                                       -------------
             BRAZIL (2.6%)
             Government Obligations (2.3)
      1,320  Federal Republic of Brazil                                       5.187  **             04/15/24             1,300,200
        380  Federal Republic of Brazil                                       6.00                  04/15/24               376,694
        390  Federal Republic of Brazil                                       8.00                  01/15/18               427,245
      1,890  Federal Republic of Brazil                                       8.875                 10/14/19             2,182,950
        230  Federal Republic of Brazil                                       8.875                 04/15/24               265,305
        360  Federal Republic of Brazil                                      10.50                  07/14/14               450,900
      1,110  Federal Republic of Brazil                                      14.50                  10/15/09             1,446,330
                                                                                                                       -------------
                                                                                                                         6,449,624
                                                                                                                       -------------
             Major Banks (0.3%)
        800  Banco ABN AMRO Real S.A. - 144A*                                15.861                 12/13/07               365,477
        520  Banco ABN AMRO Real S.A. - 144A*++++                             0.000                 07/21/06               602,680
                                                                                                                       -------------
                                                                                                                           968,157
                                                                                                                       -------------
             TOTAL BRAZIL                                                                                                7,417,781
                                                                                                                       -------------
             BULGARIA (0.3%)
             Government Obligations
        610  Federal Republic of Bulgaria                                     8.25                  01/15/15               731,268
                                                                                                                       -------------
             CANADA (3.1%)
             Aluminum (0.3%)
        815  Novelis, Inc. - 144A*                                            7.50   **             02/15/15               774,250
                                                                                                                       -------------
             Drugstore Chains (0.3%)
        225  Jean Coutu Group PJC, Inc. (The)                                 7.625                 08/01/12               226,125
        500  Jean Coutu Group PJC, Inc. (The)                                 8.50                  08/01/14               478,750
                                                                                                                       -------------
                                                                                                                           704,875
                                                                                                                       -------------
             Forest Products (0.1%)
        685  Tembec Industries, Inc.                                          8.50                  02/01/11               311,675
                                                                                                                       -------------
             Media Conglomerates (0.3%)
        934  Canwest Media, Inc.                                              8.00                  09/15/12               950,761
                                                                                                                       -------------
             Other Metals/Minerals (0.1%)
        375  Brascan Corp.                                                    7.125                 06/15/12               406,198
                                                                                                                       -------------
             Other Transportation (0.4%)
        970  CHC Helicopter Corp.                                             7.375                 05/01/14               989,400
                                                                                                                       -------------
             Pulp & Paper (1.4%)
        375  Abitibi-Consolidated, Inc.                                       6.00                  06/20/13               311,250
      2,455  Abitibi-Consolidated, Inc.                                       8.85                  08/01/30             2,111,300
      1,605  Bowater Canada Finance                                           7.95                  11/15/11             1,556,850
                                                                                                                       -------------
                                                                                                                         3,979,400
                                                                                                                       -------------
             Telecommunication Equipment (0.2%)
        660  Nortel Networks Ltd.                                             6.125                 02/15/06               660,000
                                                                                                                       -------------
             TOTAL CANADA                                                                                                8,776,559
                                                                                                                       -------------

             CHILE (0.3%)
             Oil & Gas Production
        670  Empresa Nacional de Petroleo                                     6.75                  11/15/12               721,087
                                                                                                                       -------------
             COLOMBIA (0.3%)
             Government Obligations
        290  Republic of Columbia                                             8.125                 05/21/24               323,350
        140  Republic of Columbia                                             8.25                  12/22/14               160,090
        312  Republic of Columbia                                             9.75                  04/09/11               351,002
         80  Republic of Columbia                                            10.375                 01/28/33               109,200
                                                                                                                       -------------
             TOTAL COLOMBIA                                                                                                943,642
                                                                                                                       -------------
             DENMARK (0.0%)
             Finance/Rental/Leasing
DKK     544  Realkredit Denmark                                               6.00                  10/01/29                92,947
        0.3  Unikredit Realkredit                                             5.00                  07/01/29                    56
                                                                                                                       -------------
             TOTAL DENMARK                                                                                                  93,003
                                                                                                                       -------------
             EQUADOR (0.2%)
             Government Obligations
$       490  Republic of Equador                                              9.00                  08/15/30               475,300
                                                                                                                       -------------
             FRANCE (0.4%)
             Chemicals: Specialty (0.1%)
        252  Rhodia SA                                                        8.875                 06/01/11               258,300
                                                                                                                       -------------
             Miscellaneous Manufacturing (0.1%)
        125  CIE Generale de Geophysique SA                                   7.50                  05/15/15               130,312
                                                                                                                       -------------
             Telecommunications (0.2%)
        480  France Telecom S.A.                                              8.75                  03/01/31               629,148
                                                                                                                       -------------
             TOTAL FRANCE                                                                                                1,017,760
                                                                                                                       -------------
             GERMANY (0.6%)
             Cable/Satellite TV (0.1%)
        320  Kabel Deutschland - 144A*                                       10.625                 07/01/14               337,600
                                                                                                                       -------------
             Government Obligations (0.5%)
      1,000  Aries Vermogensverwaltng                                         9.60                  10/25/14             1,282,510
                                                                                                                       -------------
             TOTAL GERMANY                                                                                               1,620,110
                                                                                                                       -------------
             INDONESIA (D) (0.7%)
             Pulp & Paper
      1,648  Tjiwi Kimia Finance BV - 144A*                                   0.00   **             04/29/27               453,104
        607  Tjiwi Kimia Finance BV - 144A*                                   5.663  **             04/29/15               525,237
      1,334  Tjiwi Kimia Finance BV - 144A*                                   5.663  **             04/29/18               900,480
        194  Tjiwi Kimia International                                        5.663  **             04/29/15               167,551
                                                                                                                       -------------
             TOTAL INDONESIA                                                                                             2,046,372
                                                                                                                       -------------
             IVORY COAST (0.0%)
             Government Obligations
        560  Ivory Coast (c)                                                  2.50                  03/29/18               123,200
                                                                                                                       -------------
             ISRAEL (0.3%)
             Electrical Products
        830  Ormat Funding Corp.                                              8.25                  12/30/20               846,723
                                                                                                                       -------------
             JAPAN (4.1%)
             Government Obligations
JPY 357,000  Japan (Government of)                                            0.50                  06/20/06             3,048,227
    775,000  Japan (Government of)                                            0.50                  09/20/06             6,624,150
    214,500  Japan (Government of)                                            0.80                  03/20/13             1,769,616
                                                                                                                       -------------
             TOTAL JAPAN                                                                                                11,441,993
                                                                                                                       -------------
             LUXEMBOURG (0.2%)
             Telecommunications
$       575  Telecom Italia Capital SpA                                       4.00                  01/15/10               546,712
                                                                                                                       -------------
             MEXICO (3.1%)
             Government Obligations (1.3%)
        350  United Mexican States Corp.                                      8.125                 12/30/19               427,875
        840  United Mexican States Corp.                                      8.30                  08/15/31             1,060,500
        840  United Mexican States Corp.                                      8.375                 01/14/11               955,500
        720  United Mexican States Corp.                                     10.375                 02/17/09               829,440
        235  United Mexican States Corp.                                     11.50                  05/15/26               378,937
                                                                                                                       -------------
                                                                                                                         3,652,252
                                                                                                                       -------------

             Oil & Gas Production (1.6%)
        410  Pemex Project Funding Master Trust 144A*                         8.625                 12/01/23               499,175
      1,100  Pemex Project Funding Master Trust                               9.125                 10/13/10             1,265,550
      1,120  Pemex Project Funding Master Trust 144A*                         9.75                  09/15/27             1,492,400
        870  Pemex Project Funding Master Trust - 144A*                       5.791  **             06/15/10               900,015
        240  Pemex Project Funding Master Trust                               9.50                  09/15/27               319,500
         90  Pemex Project Funding Master Trust - (demand date 03/15/06)####  9.50                  09/15/27               119,812
                                                                                                                       -------------
                                                                                                                         4,596,452
                                                                                                                       -------------
             Specialty Telecommunications (0.0%)
        203  Satelites Mexicanos SA (c)                                      10.125                 11/01/04                92,365
                                                                                                                       -------------
             Telecommunications (0.2%)
        500  Axtel SA                                                        11.00                  12/15/13               562,500
                                                                                                                       -------------
             TOTAL MEXICO                                                                                                8,903,569
                                                                                                                       -------------
             NETHERLANDS(0.3%)
             Telecommunications (0.1%)
        280  Deutsche Telekom International Finance Corp.                     8.25                  06/15/30               350,349
                                                                                                                       -------------
             Gas Distributors (0.2%)
        468  National Gas Co.-144A Priv PLC                                   6.05                  01/15/36               462,179
                                                                                                                       -------------
             TOTAL NETHERLANDS                                                                                             812,528
                                                                                                                       -------------
             NIGERIA (0.4)
             Government Obligations
        750  Central Bank of Nigeria                                          6.25                  11/15/20               755,625
        462  Citibank NA 144A                                                15.00                  01/30/09               461,500
                                                                                                                       -------------
                                                                                                                         1,217,125
                                                                                                                       -------------
             PANAMA (0.4%)
             Government Obligations
        380  Republic of Panama                                              7.125                  01/29/26               402,800
        370  Republic of Panama                                              9.375                  04/01/29               481,000
        204  Republic of Panama                                              9.625                  02/08/11               240,720
                                                                                                                       -------------
             TOTAL PANAMA                                                                                                1,124,520
                                                                                                                       -------------
             PERU (0.5%)
             Government Obligations
PEN   1,560  Peru B Soberano                                                  7.84                  08/12/20               464,763
$       310  Republic of Peru                                                 8.375                 05/03/16               353,400
         90  Republic of Peru                                                 8.75                  11/21/33               105,750
        325  Republic of Peru                                                 9.875                 02/06/15               403,813
                                                                                                                       -------------
             TOTAL PERU                                                                                                  1,327,726
                                                                                                                       -------------
             PHILIPPINES (1.7%)
             Government Obligations
      2,140  Republic of Philippines                                          8.875                 03/17/15             2,386,100
      1,545  Republic of Philippines                                          9.50                  02/02/30             1,809,581
        440  Republic of Philippines                                         10.625                 03/16/25               560,450
                                                                                                                       -------------
             TOTAL PHILIPPINES                                                                                           4,756,131
                                                                                                                       -------------
             QATAR (0.3%)
             Gas Distributors (0.1%)
        325  Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*                   8.294                 03/15/14               373,384
                                                                                                                       -------------
             Government Obligations (0.2%)
        300  State of Quatar                                                  9.75                  06/15/30               457,890
                                                                                                                       -------------
             TOTAL QATAR                                                                                                   831,274
                                                                                                                       -------------
             RUSSIA (2.3%)
             Government Obligations (1.9%)
        655  Federal Republic of Russia                                       5.00                  03/31/30               733,496
      1,310  Federal Republic of Russia                                       8.25                  03/31/10             1,396,198
      1,416  Federal Republic of Russia                                      11.00                  07/24/18             2,087,110
        600  Federal Republic of Russia                                      12.75                  06/24/28             1,088,515
                                                                                                                       -------------
                                                                                                                         5,305,319
                                                                                                                       -------------
             Oil & Gas Pipelines (0.4%)
        810  Gaz Capital                                                      8.625                 04/28/34             1,027,728
                                                                                                                       -------------
             TOTAL RUSSIA                                                                                                6,333,047
                                                                                                                       -------------

             TUNISIA (0.1%)
             Regional Banks
        230  Banque Centrale de Tunisie                                       7.375                 04/25/12               254,437
                                                                                                                       -------------
             TURKEY (0.9%)
             Government Obligations
        350  Citigroup, Inc. - 144A* +++ (Issued 09/27/04)                    0.00                  02/23/06               560,721
        439  Citigroup, Inc. - 144A* +++ (Issued 08/30/04)                    0.00                  02/23/06               679,252
        420  Republic of Turkey                                              11.00                  01/14/13               534,450
        500  Republic of Turkey                                              11.50                  01/23/12               635,625
                                                                                                                       -------------
             TOTAL TURKEY                                                                                                2,410,048
                                                                                                                       -------------
             UNITED KINGDOM (0.1%)
             Advertising/Marketing Services
        360  WPP Finance Corp.                                                5.875                 06/15/14               362,808
                                                                                                                       -------------
             VENEZUELA (1.1%)
             Government Obligations
        310  Republic of Venezuela                                            8.50                  10/08/14               348,130
      1,592  Republic of Venezuela                                            9.375                 01/13/34             1,993,980
        650  Republic of Venezuela                                           10.75                  09/19/13               810,875
                                                                                                                       -------------
             TOTAL VENEZUELA                                                                                             3,152,985
                                                                                                                       -------------
             TOTAL FOREIGN
             (Cost $63,394,544)                                                                                         70,282,228
                                                                                                                       -------------
             UNITED STATES (72.7%)
             CORPORATE BONDS (40.7%)
             Advertising/Marketing Services (0.1%)
        305  Interpublic Group of Companies, Inc. (The)                       5.40                  11/15/09               282,125
                                                                                                                       -------------
             Aerospace & Defense (0.6%)
        825  K&F Acquisition Inc.                                             7.75                  11/15/14               843,562
        375  Northrop Grumman Corp.                                           4.079                 11/16/06               372,623
        301  Systems 2001 Asset Trust - 144A*                                 6.664                 09/15/13               321,533
                                                                                                                       -------------
                                                                                                                         1,537,718
                                                                                                                       -------------
             Air Freight/Couriers (0.1%)
        185  Fedex Corp.                                                      7.25                  02/15/11               201,375
                                                                                                                       -------------
             Airlines (0.1%)
        117  America West Airlines, Inc. (Series 01-1)                        7.10                  04/02/21               123,464
         95  Southwest Airlines Co. (Series 01-1)                             5.496                 11/01/06                95,302
                                                                                                                       -------------
                                                                                                                           218,766
                                                                                                                       -------------
             Apparel/Footwear (0.5%)
      1,115  Levi Strauss & Co.                                               8.804  **             04/01/12             1,148,450
        335  Oxford Industries, Inc.                                          8.875                 06/01/11               344,631
                                                                                                                       -------------
                                                                                                                         1,493,081
                                                                                                                       -------------
             Apparel/Footwear Retail (0.1%)
        275  Limited Brands, Inc.                                             6.950                 03/01/33               274,479
                                                                                                                       -------------
             Auto Parts: O.E.M. (1.0%)
        500  ArvinMeritor, Inc.                                               8.75                  03/01/12               497,500
      2,570  Lear Corp. (Series B)                                            8.11                  05/15/09             2,366,045
                                                                                                                       -------------
                                                                                                                         2,863,545
                                                                                                                       -------------
             Beverages: Alcoholic (0.2%)
        485  FBG Finance Ltd. - 144A*                                         5.125                 06/15/15               467,530
                                                                                                                       -------------
             Broadcasting (0.8%)
        440  Lin Television Corp.                                             6.50                  05/15/13               418,000
      1,505  Lin Television Corp.                                             6.50                  05/15/13             1,429,750
        328  Salem Communications Holdings Corp. (Series B)                   9.00                  07/01/11               348,090
                                                                                                                       -------------
                                                                                                                         2,195,840
                                                                                                                       -------------
             Building Products (0.3%)
        175  Interface, Inc.                                                  7.30                  04/01/08               178,500
        790  Interface, Inc.                                                  9.50                  02/01/14               793,950
                                                                                                                       -------------
                                                                                                                           972,450
                                                                                                                       -------------
             Cable/Satellite TV (1.6%)
        850  Cablevision Systems Corp. (Series B)                             8.716  **             04/01/09               872,312
        536  Charter Communications Holdings LLC - 144A**                    11.00                  10/01/15               443,540
        755  Comcast Cable Communications, Inc.                               6.75                  01/30/11               796,076
        385  Cox Communications, Inc.                                         4.625                 01/15/10               372,134
        730  Echostar DBS Corp.                                               6.375                 10/01/11               715,400
        600  Echostar DBS Corp.                                               6.625                 10/01/14               585,000
        400  Intelsat Bermuda Ltd. - 144A*                                    8.695  **             01/15/12               409,000
        290  Renaissance Media Group LLC                                     10.00                  04/15/08               290,000
                                                                                                                       -------------
                                                                                                                         4,483,462
                                                                                                                       -------------
             Casino/Gaming (2.0%)
      6,500  Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c) (i)    13.50                  03/01/10                     0
      1,015  Isle of Capri Casinos                                            7.00                  03/01/14             1,001,044
      2,205  Las Vegas Sands Corp.                                            6.375                 02/15/15             2,114,044
      1,630  MGM Mirage, Inc.                                                 6.00                  10/01/09             1,630,000

      3,904  Resort At Summerlin LP/Ras Co. (Series B) (a) (c) (i)           13.00                  12/15/07                     0
        250  Station Casinos, Inc.                                            6.00                  04/01/12               251,250
        675  Station Casinos, Inc.                                            6.875                 03/01/16               689,344
                                                                                                                       -------------
                                                                                                                         5,685,682
                                                                                                                       -------------
             Chemicals: Major Diversified (0.7%)
        651  Huntsman ICI Chemicals                                          10.125                 07/01/09               676,226
        145  ICI Wilmington, Inc.                                             4.375                 12/01/08               140,987
      1,170  Westlake Chemicals                                               6.625                 01/15/16             1,177,312
                                                                                                                       -------------
                                                                                                                         1,994,525
                                                                                                                       -------------
             Chemicals: Specialty (2.7%)
      1,020  Equistar Chemical Funding                                       10.125                 09/01/08             1,116,900
        105  Equistar Chemical Funding                                       10.625                 05/01/11               116,025
      1,695  Innophos, Inc. - 144A*                                           8.875                 08/15/14             1,745,850
        292  Innophos, Inc. - 144A*                                          12.34   **[+]          02/15/15               279,928
        350  ISP Chemco                                                      10.25                  07/01/11               376,250
        680  ISP Holdings, Inc. (Series B)                                   10.625                 12/15/09               720,800
        225  Koppers Industry, Inc.                                           9.875                 10/15/13               245,250
        195  Millennium America, Inc.                                         7.00                  11/15/06               196,462
        781  Millennium America, Inc.                                         9.25                  06/15/08               843,480
        530  Nalco Co.                                                        7.75                  11/15/11               543,250
        600  Nalco Co.                                                        8.875                 11/15/13               630,000
        600  Rockwood Specialties, Inc.                                      10.625                 05/15/11               658,500
                                                                                                                       -------------
                                                                                                                         7,472,695
                                                                                                                       -------------
             Coal (0.1%)
        175  Foundation PA Coal Co.                                           7.25                  08/01/14               182,437
                                                                                                                       -------------
             Containers/Packaging (1.9%)
        500  Graham Packaging Company, Inc.                                   8.50                  10/15/12               505,000
        570  Graham Packaging Company, Inc.                                   9.875                 10/15/14               567,150
        650  Graphic Packaging International Corp.                            9.50                  08/15/13               614,250
      2,825  Owens-Illinois, Inc.                                             7.50                  05/15/10             2,881,500
         90  Pliant Corp.                                                    11.125                 09/01/09                78,975
        380  Pliant Corp. (Issued 08/29/00)                                  13.00                  06/01/10                95,000
        620  Sealed Air Corp. - 144A*                                         5.625                 07/15/13               613,305
                                                                                                                       -------------
                                                                                                                         5,355,180
                                                                                                                       -------------
             Data Processing Services (0.2%)
        495  Sungard Data Systems, Inc. - 144A*                              9.125                  08/15/13               517,275
                                                                                                                       -------------
             Department Stores (0.1%)
        320  Penny (JC) Co., Inc.                                             7.40                  04/01/37               355,858
                                                                                                                       -------------
             Drugstore Chains (0.1%)
        285  Rite Aid Corp.                                                   8.125                 05/01/10               292,125
                                                                                                                       -------------
             Electric Utilities (2.8%)
         36  AES Corp. (The)                                                  8.875                 02/15/11                39,060
         53  AES Corp. (The)                                                  9.375                 09/15/10                58,167
        750  AES Corp. (The) - 144A*                                          9.00                  05/15/15               825,000
        545  Arizona Public Service Co.                                       5.80                  06/30/14               551,688
        450  CC Funding Trust I                                               6.90                  02/16/07               457,648
        245  Cincinnati Gas & Electric Co.                                    5.70                  09/15/12               248,973
        830  CMS Energy Corp.                                                 7.50                  01/15/09               859,050
        345  Consolidated Natural Gas Co.                                     5.00                  12/01/14               333,178
        125  Consolidated Natural Gas Co. (Series C)                          6.25                  11/01/11               131,377
         30  Detroit Edison Co. (The)                                         6.125                 10/01/10                31,147
        345  Entergy Gulf States - 144A*                                      5.206                 12/01/08               345,260
        185  Entergy Gulf States, Inc.                                        3.60   **             06/01/08               177,932
        355  Entergy Gulf States, Inc.                                        4.81                  12/01/09               346,902
        340  Exelon Corp.                                                     6.75                  05/01/11               360,860
        100  IPALCO Enterprises, Inc.                                         8.625                 11/14/11               111,250
        825  Monongahela Power Co.                                            5.00                  10/01/06               824,132
        640  MSW Energy Holdings/Finance                                      7.375                 09/01/10               662,400
        140  MSW Energy Holdings/Finance                                      8.50                  09/01/10               149,450
        105  Panhandle Eastern Pipe Line Co. (Series B)                       2.75                  03/15/07               102,182
        790  PSEG Energy Holdings Inc.                                        8.625                 02/15/08               835,425
        220  Texas Eastern Transmission, LP                                   7.00                  07/15/32               252,684
        195  Wisconsin Electric Power Co.                                     3.50                  12/01/07               189,766
                                                                                                                       -------------
                                                                                                                         7,893,531
                                                                                                                       -------------
             Electrical Products (0.3%)
        105  Cooper Industries, Inc.                                          5.25                  07/01/07               105,153
        375  Cooper Industries, Inc.                                          5.250                 11/15/12               374,356
        600  Spectrum Brands, Inc.                                            7.375                 02/01/15               496,500
                                                                                                                       -------------
                                                                                                                           976,009
                                                                                                                       -------------
             Electronics/Appliances (0.5%)
      1,440  Eastman Kodak Co.                                                7.25                  11/15/13             1,415,367
                                                                                                                       -------------
             Environmental Services (0.3%)
        340  Allied Waste North America, Inc.                                 6.375                 04/15/11               336,175
        185  Allied Waste North America, Inc.                                 8.50                  12/01/08               195,406
        350  Allied Waste North America, Inc. (Series B)                      8.875                 04/01/08               370,562
                                                                                                                       -------------
                                                                                                                           902,143
                                                                                                                       -------------

             Finance/Rental/Leasing (0.3%)
        870  Residential Capital Corp.                                        6.375                 06/30/10               892,661
                                                                                                                       -------------
             Financial Conglomerates (1.0%)
         30  Chase Manhattan Corp.                                            7.00                  11/15/09                31,943
      2,747  General Motors Acceptance Corp.                                  6.875                 09/15/11             2,625,632
                                                                                                                       -------------
                                                                                                                         2,657,575
                                                                                                                       -------------
             Food Retail (0.8%)
        890  Albertson's Inc.                                                 8.00                  05/01/31               846,955
        248  CA FM Lease Trust - 144A*                                        8.50                  07/15/17               271,797
        720  Delhaize America, Inc.                                           8.125                 04/15/11               786,002
        280  Kroger Co.                                                       7.50                  04/01/31               313,485
                                                                                                                       -------------
                                                                                                                         2,218,239
                                                                                                                       -------------
             Food: Major Diversified (0.2%)
        225  ConAgra Foods, Inc.                                              7.00                  10/01/28               237,804
        150  Conagra, Inc.                                                    8.25                  09/15/30               180,632
         65  Kraft Foods, Inc.                                                5.25                  06/01/07                65,097
                                                                                                                       -------------
                                                                                                                           483,533
                                                                                                                       -------------
             Food: Meat/Fish/Dairy (1.3%)
        420  Michael Foods, Inc. (Series B)                                   8.00                  11/15/13               433,650
        920  Pilgrim's Pride Corp.                                            9.625                 09/15/11               979,800
        345  PPC Escrow Corp.                                                 9.25                  11/15/13               368,287
      1,100  Smithfield Foods, Inc.                                           7.00                  08/01/11             1,122,000
        715  Smithfield Foods, Inc.                                           7.625                 02/15/08               733,769
        100  Smithfield Foods, Inc. (Series B)                                8.00                  10/15/09               105,500
                                                                                                                       -------------
                                                                                                                         3,743,006
                                                                                                                       -------------
             Forest Products (0.0%)
         11  Weyerhaeuser Co.                                                 6.125                 03/15/07                11,091
                                                                                                                       -------------
             Gas Distributors (0.3%)
        425  Nisource Finance Corp.                                           4.95   **             11/23/09               426,818
        320  Sempra Energy                                                    4.621                 05/17/07               317,966
                                                                                                                       -------------
                                                                                                                           744,784
                                                                                                                       -------------
             Home Building (0.2%)
        250  Tech Olympic USA, Inc.                                          10.375                 07/01/12               254,375
        195  Tech Olympic USA, Inc. (Issued 02/03/03)                         9.00                  07/01/10               201,094
                                                                                                                       -------------
                                                                                                                           455,469
                                                                                                                       -------------
             Home Furnishings (0.2%)
        235  Mohawk Industries, Inc. (Series D)                               7.20                  04/15/12               249,129
        370  Tempur-Pedic, Inc.                                              10.25                  08/15/10               400,525
                                                                                                                       -------------
                                                                                                                           649,654
                                                                                                                       -------------
             Hospital/Nursing Management (2.1%)
      1,655  Columbia/HCA Healthcare Corp.                                    7.69                  06/15/25             1,693,879
        805  Columbia/HCA Healthcare Corp.                                    7.19                  11/15/15               838,111
        425  Community Health System, Inc.                                    6.50                  12/15/12               418,625
        155  HCA, Inc.                                                        6.30                  10/01/12               155,019
        125  HCA, Inc.                                                        7.58                  09/15/25               125,914
        550  Medcath Holdings Corp.                                           9.875                 07/15/12               583,000
      2,015  Tenet Healthcare Corp.                                           7.375                 02/01/13             1,843,725
        265  Tenet Healthcare Corp.                                           9.875                 07/01/14               266,325
                                                                                                                       -------------
                                                                                                                         5,924,598
                                                                                                                       -------------
             Hotels/Resorts/Cruiselines (0.2%)
        380  Hyatt Equities LLC - 144A*                                       6.875                 06/15/07               386,458
         55  Starwood Hotels & Resorts Worldwide, Inc.                        7.875                 05/01/12                60,500
                                                                                                                       -------------
                                                                                                                           446,958
                                                                                                                       -------------
             Household/Personal Care (0.1%)
        290  Clorox Co. (The)                                                 4.614  **             12/14/07               290,679
                                                                                                                       -------------
             Industrial Machinery (0.1%)
        225  Goodman Global Holding Company, Inc. - 144A*                     7.491  **             06/15/12               226,969
                                                                                                                       -------------
             Industrial Specialties (0.6%)
      1,180  Johnsondiversy, Inc.                                             9.625                 05/15/12             1,203,600
        430  UCAR Finance, Inc.                                              10.25                  02/15/12               460,638
                                                                                                                       -------------
                                                                                                                         1,664,238
                                                                                                                       -------------
             Insurance Brokers/Services (0.7%)
        195  Farmers Exchange Capital - 144A*                                 7.05                  07/15/28               203,552
        780  Farmers Exchange Capital - 144A*                                 8.625                 05/01/24               935,604
        935  Marsh & McLennan Companies, Inc.                                 5.875                 08/01/33               887,466
                                                                                                                       -------------
                                                                                                                         2,026,622
                                                                                                                       -------------
             Managed Health Care (0.3%)
        625  Health Net, Inc.                                                 9.875                 04/15/11               724,922
        100  WellPoint Health Networks, Inc.                                  6.375                 06/15/06               100,523
                                                                                                                       -------------
                                                                                                                           825,445
                                                                                                                       -------------
             Media Conglomerates (0.3%)
         80  News America Holdings, Inc.                                      7.75                  02/01/24                89,110
         75  News America, Inc.                                               7.125                 04/08/28                79,658
        670  News America, Inc. - 144A                                        6.40                  12/15/35               669,397
                                                                                                                       -------------
                                                                                                                           838,165
                                                                                                                       -------------

             Medical Specialites (0.1%)
        250  Fisher Scientific International, Inc. - 144A*                    6.125                 07/01/15               251,563
                                                                                                                       -------------
             Medical/Nursing Services (0.5%)
      1,020  Fresenius Medical Care Capital Trust                             7.875                 06/15/11             1,078,650
        150  Fresenius Medical Care Capital Trust II (Units)++                7.875                 02/01/08               154,125
        135  National Nephrology Assoc. Inc. - 144A*                          9.00                  11/01/11               150,429
                                                                                                                       -------------
                                                                                                                         1,383,204
                                                                                                                       -------------
             Metal Fabrications (0.3%)
        335  General Cable Corp.                                              9.50                  11/15/10               358,450
        470  Hexcell Corp.                                                    6.75                  02/01/15               467,650
                                                                                                                       -------------
                                                                                                                           826,100
                                                                                                                       -------------

             Miscellaneous Commercial Services (0.3%)
        100  Iron Mountain, Inc.                                              7.75                  01/15/15               102,000
        815  Iron Mountain, Inc.                                              8.625                 04/01/13               853,713
                                                                                                                       -------------
                                                                                                                           955,713
                                                                                                                       -------------
             Miscellaneous Manufacturing (0.2%)
        465  Associated Materials, Inc.                                      11.25   [++]           03/01/14               241,800
        375  Propex Fabrics, Inc.                                            10.00                  12/01/12               335,625
                                                                                                                       -------------
                                                                                                                           577,425
                                                                                                                       -------------
             Motor Vehicles (1.6%)
        255  DaimlerChrysler North American Holdings Co.                      8.500                 01/18/31               310,090
EUR     315  General Motors                                                   7.25                  07/03/13               283,317
$     5,150  General Motors Corp.                                             8.375                 07/15/33             3,836,750
                                                                                                                       -------------
                                                                                                                         4,430,157
                                                                                                                       -------------
             Movies/Entertainment (0.1%)
        350  AMC Entertainment, Inc.                                          8.59   **             08/15/10               361,375
                                                                                                                       -------------
             Oil & Gas Pipelines (1.0%)
        400  Colorado Interstate Gas - 144A*                                  6.80                  11/15/15               417,604
        670  El Paso Production Holdings                                      7.75                  06/01/13               711,875
        480  Pacific Energy Partners/Finance                                  7.125                 06/15/14               501,600
        140  Southern Natural Gas                                             8.875                 03/15/10               150,466
      1,025  Williams Companies, Inc. (The)                                   7.875                 09/01/21             1,137,750
                                                                                                                       -------------
                                                                                                                         2,919,295
                                                                                                                       -------------
             Oil & Gas Production (2.3%)
      2,660  Chesapeake Energy Corp.                                          7.50                  09/15/13             2,836,225
        350  Hilcorp Energy/Finance - 144A*                                   7.75                  11/01/15               358,313
        423  Hilcorp Energy/Finance - 144A*                                  10.50                  09/01/10               470,588
        162  Magnum Hunter Resources, Inc.                                    9.60                  03/15/12               176,378
      1,635  Pogo Producing Co. - 144A*                                       6.875                 10/01/17             1,643,175
      1,000  Vintage Petroleum, Inc.                                          7.875                 05/15/11             1,050,000
                                                                                                                       -------------
                                                                                                                         6,534,679
                                                                                                                       -------------
             Oil Refining/Marketing (0.4%)
      1,050  Husky Oil Ltd.                                                   8.90                  08/15/28             1,126,378
                                                                                                                       -------------
             Oilfield Services/Equipment (0.4%)
        140  Hanover Compressor Co.                                           8.625                 12/15/10               149,450
        190  Hanover Compressor Co.                                           9.00                  06/01/14               208,525
         97  Hanover Equipment Trust 2001 A (Series A)                        8.50                  09/01/08               100,880
        675  Hanover Equipment Trust 2001 B (Series B)                        8.75                  09/01/11               714,656
                                                                                                                       -------------
                                                                                                                         1,173,511
                                                                                                                       -------------
             Pharmaceuticals: Major (0.4%)
        565  VWR International, Inc.                                          6.875                 04/15/12               562,175
        450  Warner Chilcott Corp. - 144A*                                    8.75                  02/01/15               443,250
                                                                                                                       -------------
                                                                                                                         1,005,425
                                                                                                                       -------------
             Property - Casualty Insurers (0.2%)
        520  St. Paul Travelers                                               5.01                  08/16/07               518,713
                                                                                                                       -------------
             Publishing: Books/Magazines (0.8%)
        374  Dex Media East/Finance                                          12.125                 11/15/12               434,775
        543  Dex Media West/Finance                                           9.875                 08/15/13               602,051
        100  Houghton Mifflin Co.                                             8.25                  02/01/11               104,500
        675  Houghton Mifflin Co.                                             9.875                 02/01/13               732,375
        485  PRIMEDIA, Inc.                                                   8.875                 05/15/11               455,900
                                                                                                                       -------------
                                                                                                                         2,329,601
                                                                                                                       -------------
             Publishing: Newspapers (0.1%)
        320  Knight Ridder, Inc.                                              5.75                  09/01/17               274,591
                                                                                                                       -------------
             Railroads (0.3%)
         83  Burlington North Santa Fe Railway Co.                            4.575                 01/15/21                79,304
        305  Norfolk Southern Corp.                                           7.35                  05/15/07               314,033
        155  Union Pacific Corp.                                              6.625                 02/01/08               159,650
        100  Union Pacific Corp.                                              6.65                  01/15/11               106,091
        145  Union Pacific Corp. - 144A*                                      5.214                 09/30/14               143,983
        160  Union Pacific Corp. (Series MTNE)                                6.79                  11/09/07               164,734
                                                                                                                       -------------
                                                                                                                           967,795
                                                                                                                       -------------

             Real Estate Investment Trusts (1.0%)
         28  HMH Properties, Inc. (Series B)                                  7.875                 08/01/08                28,420
      1,500  Host Marriott LP                                                 7.125                 11/01/13             1,550,625
      1,150  Host Marriott LP                                                 7.00                  08/15/12             1,184,500
                                                                                                                       -------------
                                                                                                                         2,763,545
                                                                                                                       -------------
             Specialty Stores (0.8%)
      2,185  Sonic Automotive, Inc.                                           8.625                 08/15/13             2,168,613
                                                                                                                       -------------
             Specialty Telecommunications (0.9%)
        400  American Tower Corp.                                             7.125                 10/15/12               417,000
        470  American Tower Corp.                                             7.50                  05/01/12               494,675
        118  Panamsat Corp.                                                   9.00                  08/15/14               124,638
        950  Panamsat Holding Corp.                                           10.375 [++]           11/01/14               674,500
        660  Qwest Communications International                               7.29   **             02/15/09               673,200
        145  U.S. West Communications Corp.                                   5.625                 11/15/08               143,550
                                                                                                                       -------------
                                                                                                                         2,527,563
                                                                                                                       -------------
             Steel (0.6%)
        900  Amsted Industries Inc. - 144A*                                  10.25                  10/15/11               972,000
        750  United States Steel Corp.                                        9.75                  05/15/10               821,250
                                                                                                                       -------------
                                                                                                                         1,793,250
                                                                                                                       -------------
             Telecommunications (0.6%)
        680  AT&T Corp.                                                       9.75                  11/15/31               843,327
        657  Exodus Communications, Inc. (a) (c) (i)                         11.625                 07/15/10                     0
      4,679  Rhythms Netconnections, Inc. (a) (c) (i)                        12.75                  04/15/09                     0
        345  Sprint Capital Corp.                                             8.75                  03/15/32               452,518
        270  SBC Communications, Inc.                                         6.15                  09/15/34               266,718
                                                                                                                       -------------
                                                                                                                         1,562,563
                                                                                                                       -------------
             Tobacco (0.3%)
        770  RJ Reynolds Tobacco Hldgs - 144A*                                6.50                  07/15/10               773,850
                                                                                                                       -------------
             Trucks/Construction/Farm Machinery (0.6%)
        690  Caterpillar Financial Services Corp.                             3.89   **             08/20/07               691,575
        621  Manitowoc Inc. (The)                                            10.50                  08/01/12               692,415
        230  NMHG Holding Co.                                                10.00                  05/15/09               244,950
                                                                                                                       -------------
                                                                                                                         1,628,940
                                                                                                                       -------------
             Wholesale Distributors (0.3%)
        700  Buhrmann US, Inc.                                                8.25                  07/01/14               714,000
        175  Nebraska Book Company, Inc.                                      8.625                 03/15/12               163,625
                                                                                                                       -------------
                                                                                                                           877,625
                                                                                                                       -------------
             Wireless Telecommunications (0.6%)
        385  Rural Cellular Corp.                                             8.991  **             03/15/10               397,513
        330  SBA Communications Corp.                                         8.50                  12/01/12               366,300
        391  SBA Communications Corp.                                         9.75   [++]           12/15/11               369,495
        575  Ubiquitel Operating Co.                                          9.875                 03/01/11               633,938
                                                                                                                       -------------
                                                                                                                         1,767,246
                                                                                                                       -------------
             TOTAL CORPORATE BONDS (Cost $133,394,566)                                                                 113,631,604
                                                                                                                       -------------
             U.S. GOVERNMENT AGENCIES MORTGAGE-BACKED SECURITIES (19.9%)
             Federal Home Loan Mortgage Corp. (2.8%)
         31  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.50                  02/01/29-
                                                                                                    09/01/33                32,321
      5,218  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.50                  07/01/17-
                                                                                                    05/01/33             5,477,168
      1,081  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.00                  09/01/24-
                                                                                                    08/01/32             1,153,694
        780  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.50                  11/01/15-
                                                                                                    07/01/31               844,884
        342  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9.00                  06/01/30-
                                                                                                    01/01/31               377,652
          1  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9.50                  07/01/20                 1,403
                                                                                                                       -------------
                                                                                                                         7,887,122
                                                                                                                       -------------
             Federal National Mortgage Assoc. (16.4%)
          2  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.00                  04/01/13                 1,947
      3,511  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.00                  12/01/16-
                                                                                                    01/01/19             3,589,800
      6,031  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.50                  05/01/28-
                                                                                                    01/01/34             6,197,075
        104  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.00                  08/01/08               105,864
     13,456  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.00                  03/01/29-
                                                                                                    05/01/35            13,992,678
     12,439  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.50                  12/01/22-
                                                                                                    08/01/34            13,035,384
      2,124  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.00                  06/01/22-
                                                                                                    08/01/31             2,270,874

      6,028  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.50                  02/01/09-
                                                                                                    10/01/32             6,533,656
         74  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9.00                  09/01/21-
                                                                                                    09/01/30                81,049
                                                                                                                       -------------
                                                                                                                        45,808,327
                                                                                                                       -------------
             Government National Mortgage Assoc. (0.7%)
      1,198  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.50                  05/15/17-
                                                                                                    11/15/26             1,266,399
        460  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.00                  01/15/22-
                                                                                                    05/15/30               492,695
        110  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8.50                  08/15/22-
                                                                                                    12/15/24               120,334
                                                                                                                       -------------
                                                                                                                         1,879,428
                                                                                                                       -------------
             Government National Mortgage Assoc. II (0.1%)
        137  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  7.50                  07/20/25               143,297
                                                                                                                       -------------

             TOTAL U.S. GOVERNMENT AGENCIES MORTGAGE-BACKED SECURITIES
             (Cost $56,216,426)                                                                                         55,718,174
                                                                                                                       -------------
             U.S. GOVERNMENT AGENCIES & OBLIGATIONS (2.3%)
             U. S. Treasury Strips (1.2%)
      8,250  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.00                  02/15/25             3,350,135

             U. S. Treasury Strips (1.1%)
      8,250  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.00                  02/15/27             3,060,074
                                                                                                                       -------------

             TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
             (Cost $6,319,647)                                                                                           6,410,209
                                                                                                                       -------------

             U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS (5.2%)
             Fannie Mae (2.1%)
      3,676  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4.88   **             03/25/17             3,686,552
        469  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4.98   **             08/25/30               469,139
      1,649  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.731  **             12/25/23             1,701,784
                                                                                                                       -------------
                                                                                                                         5,857,475
                                                                                                                       -------------
             Freddie Mac (2.8%)
      1,120  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4.87   **             06/15/29             1,121,694
      2,927  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4.97   **             08/15/28             2,939,555
      1,501  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  4.97   **             07/15/31             1,513,057
      1,560  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5.10   **             06/15/23             1,573,309
        632  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  6.00                  07/15/30               634,095
                                                                                                                       -------------
                                                                                                                         7,781,710
                                                                                                                       -------------
             Federal Natioanal Mortgage Assoc.(0.3%)
      1,400  IO........................................................       6.00                  03/01/20               187,291
        262  IO........................................................       6.50                  03/01/20                35,240
        331  IO........................................................       7.00                  03/01/20                45,370
      1,815  IO........................................................       7.00                  03/01/35               285,464
      1,012  IO........................................................       7.50                  03/01/35               167,979
        298  IO........................................................       8.00                  03/01/35                47,082
                                                                                                                       -------------
                                                                                                                           768,426
                                                                                                                       -------------
             TOTAL U.S. GOVERNMENT AGENCIES                                                                             14,407,611
                                                                                                                       -------------
             PRIVATE ISSUES (4.6%)
      8,381  Countrywide Alternative Loan Trust                               0.955  **             01/25/36               466,175
     13,510  Countrywide Alternative Loan Trust                               1.438  **             12/20/35               426,413
     12,017  Countrywide Alternative Loan Trust                               1.556  **             12/20/35               598,970
     15,352  Harborview Mortgage Loan Trust                                   1.464  **             05/19/35               411,385
      8,308  Harborview Mortgage Loan Trust                                   0.607  **             06/19/35               225,890
      8,050  Harborview Mortgage Loan Trust                                   0.686  **             02/15/45               416,338
      1,300  Luminent Mortgage                                                4.773                 04/25/36             1,300,000
      5,275  Residential A                                                    4.75                  01/25/45             5,275,000
      1,433  Washington Mutual                                                4.78   **             12/25/45             1,432,032
      1,167  Washington Mutual                                                4.78   **             12/25/45             1,166,280
      1,247  Washington Mutual                                                4.78   **             11/25/45             1,249,999
                                                                                                                       -------------
                                                                                                                        12,968,482
                                                                                                                       -------------
             TOTAL U.S. GOVERNMENT AGENCIES - COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost $27,373,358)                                                                                         27,376,093
                                                                                                                       -------------
             TOTAL UNITED STATES (Cost $223,303,997)                                                                   203,136,080
                                                                                                                       -------------
             TOTAL GOVERNMENT & CORPORATE BONDS
             (Cost $286,698,544)                                                                                       273,418,308
                                                                                                                       -------------
             CONVERTIBLE BOND (0.2%)
             Telecommunication Equipment
        475  Nortel Networks Corp. (Canada)
             (Cost $459,761)                                                  4.25                  09/01/08               453,031
                                                                                                                       -------------

 NUMBER OF
  SHARES
----------

               COMMON STOCKS (E) (0.1%)
               Casino/Gaming (0.0%)
    10,773     Fitzgeralds Gaming Corp.+ (i)                                                                   0
                                                                                                        --------
               Electric Utilities (0.0%)
       102     PNM Resources                                                                               2,506
                                                                                                        --------
               Food: Specialty/Candy (i) (0.0%)
     2,423     SFAC New Holdings, Inc. (d) (i) ++                                                              0
       445     SFAC New Holdings, Inc. (d) (i)                                                                 0
   198,750     Specialty Foods Acquisition Corp. - 144A* (i)                                                   0
                                                                                                        --------
                                                                                                               0
                                                                                                        --------
               Medical/Nursing Services (0.0%)
   512,862     Raintree Healthcare Corp. (d) (i)                                                               0
                                                                                                        --------
               Miscellaneous (0.0%)
         1     SW Acquisition (0.03% Ownership Interest, Acquired 09/22/05) (e) (i) (j)                        0
                                                                                                        --------
               Restaurants (i) (0.1%)
    37,319     American Restaurant Group Holdings, Inc. (d) (i)                                                0
     4,383     American Restaurant Group Holdings, Inc. (d) (i)                                                0
     6,000     American Restaurant Group Holdings, Inc. - 144A* (i)                                            0
    95,844     Catalina Restaurant Group (d) (i)                                                         341,204
                                                                                                        --------
                                                                                                         341,204
                                                                                                        --------
               Specialty Telecommunications (0.0%)
    12,688     Birch Telecom Inc. # (d) (i)                                                                  127
   133,935     PFB Telecom NV (Series B) (d) (i)                                                               0
     2,702     Viatel Holdings Bermuda Ltd. (d)                                                               88
                                                                                                        --------
                                                                                                             215
                                                                                                        --------
               Textiles (0.0%)
   298,462     U.S. Leather, Inc. (d) (i)                                                                      0
                                                                                                        --------
               Wireless Telecommunications (0.0%)
       677     USA Mobility, Inc. (d)                                                                     18,936
    43,277     Vast Solutions, Inc. (Class B1) (d) (i)                                                         0
    43,277     Vast Solutions, Inc. (Class B2) (d) (i)                                                         0
    43,277     Vast Solutions, Inc. (Class B3) (d) (i)                                                         0
                                                                                                        --------
                                                                                                          18,936
                                                                                                        --------
               TOTAL COMMON STOCKS (Cost $49,825,910)                                                    362,861
                                                                                                        --------
               CONVERTIBLE PREFERRED STOCKS (E) (I) (0.0%)
               Oil & Gas Production
       989     XCL Ltd. - 144A* [+]                                                                            0
     5,000     XCL Ltd. (Units) [+/+] - 144A* [+]                                                              0
                                                                                                        --------
                                                                                                               0
                                                                                                        --------
               TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,000,778)                                            0
                                                                                                        --------
               NON-CONVERTIBLE PREFERRED STOCK (0.1%)
               Restaurants
       218     Catalina Restaurant Group (Units) [+/+] ##[+] (i)                                         196,666
                                                                                                        --------
               TOTAL NON-CONVERTIBLE PREFERRED STOCK (Cost $216,037)                                     196,666
                                                                                                        --------

NUMBER OF                                                                                   EXPIRATION
WARRANTS                                                                                       DATE
---------                                                                                   -----------

             WARRANTS (E) (0.0%)
             Casino/Gaming (0.0%)
  68,000     Aladdin Gaming Enterprises, Inc. - 144A* (i)                                     03/01/10             0
   3,250     Resort At Summerlin LP - 144A* (i)                                               12/15/07             0
                                                                                                           -----------
                                                                                                                   0
                                                                                                           -----------
             Government Obligations (0.0%)
     250     United Mexican States Corp.                                                      09/01/06        16,375
                                                                                                           -----------
             Restaurants (0.0%)
   1,500     American Restaurant Group Holdings, Inc.  - 144A* (i)                            08/15/08             0
  40,750     Catalina Restaurant Group ###(d) (i)                                             07/10/12             0
                                                                                                           -----------
                                                                                                                   0
                                                                                                           -----------
             TOTAL WARRANTS (Cost $9,477)                                                                      16,375
                                                                                                           -----------

PRINCIPAL
AMOUNT IN                                                                  COUPON             MATURITY
THOUSANDS                                                                   RATE                DATE
---------                                                                ------------       -----------

             SHORT-TERM INVESTMENTS (2.9%)
             U.S. GOVERNMENT OBLIGATION  (0.2%)
    $450     U.S. Treasury Bill (b) (f)
                  (Cost $ 441,373)                                          4.26%          07/13/06          441,374
                                                                                                           ------------
             REPURCHASE AGREEMENT (2.7%)
   7,496     Joint repurchase agreement account
                  (dated 01/31/06; proceeds $7,496,926) (g)                 4.445             02/01/06
                  (Cost $7,496,000)                                                                           7,496,000
                                                                                                           ------------
             TOTAL SHORT-TERM INVESTMENTS (Cost $7,937,373)                                                   7,937,374
                                                                                                           ------------

             TOTAL INVESTMENTS (Cost $346,147,877) (h) (k)                                      101.1%      282,384,615
             LIABILITIES IN EXCESS OF OTHER ASSETS                                               (1.1)       (2,940,804)
                                                                                                ------     ------------
             NET ASSETS                                                                         100.0%     $279,443,811
                                                                                                ======     ============

------------------------------------------------
  IO       Interest only security
   *       Resale is restricted to qualified institutional investors.
  **       Floating rate security, rate shown is the rate in effect at
           January 31, 2005.
 [+/+]     Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
  [+]      Payment-in-kind security.
 [++]      Currently a zero coupon bond and will pay interest at the rate shown at a future date.
   +       Resale is restricted acquired (12/22/98) at a cost basis of $48,586.
  ++       Resale is restricted acquired (06/10/99) at a cost basis of $24.
  +++      Turkish currency index credit linked unsecured note.
 ++++      Brazilian currency index credit linked unsecured note.
 +++++     Capital appreciation bond.
   #       Resale is restricted aquired (between 06/18/98 and 05/11/99) at a cost basis of $6,277,972.
  ##       Resale is restricted aquired (between 05/30/02 and 09/26/05) at a cost basis of $216,037.
  ###      Resale is restricted aquired on 08/27/02 at a cost basis of $0.
 ####      Date on which the principal amount can be recovered through demand.

  (a)      Issuer in bankruptcy.
  (b)      A portion of this security has been physically segregated in connection with open futures contracts in the amount of $66,350.
  (c)      Non-income producing security; bond in default.
  (d)      Acquired through exchange offer.
  (e)      Non-income producing securities.
  (f)      Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
  (g)      Collateralized by federal agency and U.S. Treasury obligations.
  (h)      Securities have been designated as collateral in amount equal to
           $140,416,589 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.
  (i)      Securities with a total market value equal to $641,710 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the
           Fund's Trustees.
  (j)      Resale is restricted. No transaction activity during the year.
  (k)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,420,353 and the aggregate gross unrealized depreciation is $70,183,615, resulting in net unrealized depreciation of $63,763,262.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2006:

                                                                                                                   UNREALIZED
NUMBER OF           LONG/                                                             UNDERLYING FACE             APPRECIATION
CONTRACTS           SHORT            DESCRIPTION, DELIVERY MONTH AND YEAR             AMOUNT AT VALUE            (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------

   166              Long           U.S. Treasury Note 10 Year March 2006                $18,000,625                 ($70,931)
   194              Long           U.S. Treasury Note 10 Year March 2006                 21,036,875                 (225,252)
    23              Long           U.S. Treasury Note 10 Year March 2006                  2,491,906                   (4,915)
   192              Short          U.S. Treasury Note 5 Year March 2006                  20,301,001                   58,153
   115              Short          U.S. Treasury Note 5 Year March 2006                  12,159,454                   30,629
    24              Short          U.S. Treasury Note 5 Year March 2006                   2,536,500                    3,121
   286              Short          U.S. Treasury Note 2 Year March 2006                  58,585,315                  134,772
     2              Short          Euro-Bund Future 10 Year, March 2006                     292,258                   (1,207)
                                                                                                                  --------------
                          NET UNREALIZED DEPRECIATION......................................................         ($75,630)
                                                                                                                  ==============

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 2006:

                                                                                                                   APPRECIATION
CONTRACTS TO DELIVER                               IN EXCHANGE FOR                       DELIVERY DATE            (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------

        DKK                 550,000                     $88,853                           3/21/2006                    ($867)
        EUR                 275,000                    $338,726                           3/27/2006                    3,712
                                                                                                                  --------------
                          NET UNREALIZED APPRECIATION......................................................           $2,845
                                                                                                                  ==============

Currency Abbreviations
----------------------
  ARS                    Argentine Peso
  DKK                    Danish Krone.
  EUR                    Euro.
  JPY                    Japanese Yen.
  PEN                    Peruvian New Sol

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 23, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2006

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Flexible Income
     Trust.;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006

                                                 /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Flexible Income
     Trust.;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 23, 2006

                                               /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                        5